Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	RIT TECHNOLOGIES LTD
Entity Central Index Key	0001041844
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	7,693,792
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,183	[1]	$ 884	[2]
Trade receivables, net	1,998	[3]	3,921	[3]
Other current assets	461		567
Inventories	3,359		3,779
Total Current Assets	8,001		9,151
Assets held for severance benefits	1,126		1,111
Property and equipment, net	545		239
Total Assets	9,672		10,501
Current Liabilities:
Short term loan	174		162
Trade payables	1,234		2,470
Other payables and accrued liabilities	1,628		1,144
Total Current Liabilities	3,036		3,776
Principle shareholder convertible loan	3,000		400
Liability in respect of employees' severance benefits	1,346		1,290
Total Liabilities	7,382		5,466
Commitments and Contingencies
Shareholders' Equity:
Share capital	1,644		1,126
Treasury stock	(27)		(27)
Additional paid-in capital	53,413		45,569
Accumulated deficit	(52,740)		(41,633)
Total Shareholders' Equity	2,290		5,035
Total Liabilities and Shareholders' Equity	$ 9,672		$ 10,501

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.
[3]	Includes balances in the amounts of $177 thousand and $74 thousand with related parties as of December 31, 2012 and 2011, respectively (see also Note 9).

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Trade receivables, related party	$ 177	$ 74

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Sales	$ 8,436	$ 13,720	$ 11,400
Cost of sales	7,065	7,489	6,319
Gross profit	1,371	6,231	5,081
Operating expenses:
Research and development, gross	3,922	1,871	1,976
Less - royalty-bearing participation			(73)
Research and development, net	3,922	1,871	1,903
Sales and marketing	5,465	5,684	4,581
General and administrative	3,043	2,463	2,012
Total operating expenses	12,430	10,018	8,496
Operating loss	(11,059)	(3,787)	(3,415)
Financing loss, net	(48)	(102)	(71)
Other income (expenses), net		32
Loss before income tax expense	(11,107)	(3,857)	(3,486)
Taxes on income
Net Loss	$ (11,107)	$ (3,857)	$ (3,486)
Net Loss Per Share - Basic and Diluted	$ (1.91)	$ (0.88)	$ (1.1)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	5,802,803	4,378,942	3,171,124

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total USD ($)	Deferred Shares [Member]		Ordinary Shares [Member] USD ($)		Treasury Stock [Member] USD ($)		Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Balance at Dec. 31, 2009		$ 3,062			$ 559		$ (27)		$ 36,820	$ (34,290)
Balance, shares at Dec. 31, 2009	[1]		17,030		2,604,428		2,125
Conversion of convertible loan from principal shareholder		3,038			280				2,758
Conversion of convertible loan from principal shareholder, shares					1,302,613
Stock compensation expense		12							12
Exercise of stock options		305			15				290
Exercise of stock options, shares		66,498			66,498
Net loss for the year		(3,486)								(3,486)
Balance at Dec. 31, 2010		2,931			854		(27)		39,880	(37,776)
Balance, shares at Dec. 31, 2010	[1]		17,030		3,973,539		2,125
Conversion of convertible loan from principal shareholder		5,423			269				5,154
Conversion of convertible loan from principal shareholder, shares					1,222,667
Stock compensation expense		502							502
Exercise of stock options		36			3				33
Exercise of stock options, shares		12,916			12,916
Net loss for the year		(3,857)								(3,857)
Balance at Dec. 31, 2011		5,035			1,126		(27)		45,569	(41,633)
Balance, shares at Dec. 31, 2011		5,211,247	17,030	[1]	5,209,112	[1]	2,125	[1]
Conversion of convertible loan from principal shareholder		8,061			474				7,587
Conversion of convertible loan from principal shareholder, shares					2,265,857
Equity transaction		(584)							(584)
Issuance of shares to related party		584			44				540
Issuance of shares to related party, shares					218,813
Stock compensation expense		301							301
Exercise of stock options, shares
Net loss for the year		(11,107)								(11,107)
Balance at Dec. 31, 2012		$ 2,290			$ 1,644		$ (27)		$ 53,413	$ (52,740)
Balance, shares at Dec. 31, 2012		7,695,917	17,030	[1]	7,693,792	[1]	2,125	[1]

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 10,000,000 Ordinary Shares as of December 31, 2012 and 2011; issued and outstanding Ordinary Shares 7,695,917 as of December 31, 2012 and 5,211,247 as of December 31, 2011 (including 2,125 of which are held by a subsidiary) and 7,693,792 issued and outstanding as of December 31, 2011 and 5,209,122 as of December 31, 2011 (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2012 and 2011.

Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	7,695,917	5,211,247
Share capital, shares outstanding	7,695,917	5,211,247
Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Ordinary Shares [Member]
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	7,695,917	5,211,247
Share capital, shares outstanding	7,695,917	5,211,247
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Deferred Shares [Member]
Share capital, par value per share	0.1	0.1
Share capital, shares authorized	20,230	20,230
Share capital, shares issued	17,030	17,030
Share capital, shares outstanding	17,030	17,030

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (11,107)		$ (3,857)		$ (3,486)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	76		6		(82)
Depreciation of property and equipment	190		128		168
Stock compensation expense	301		502		12
Loss on sale of fixed assets	5
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	1,923		(662)		(1,215)
Decrease in long-term trade receivable					181
Decrease (increase) in other current assets	347		(308)		203
Decrease (increase) in inventories	420		(469)		45
Increase (decrease) in trade payables	(1,236)		79		1,084
Interest on principle shareholder convertible loan	73		54		42
Increase (decrease) in other payables and accrued expenses	197		(62)		(134)
Net cash used for operating activities	(8,811)		(4,589)		(3,182)
Investing activities:
Purchase of property and equipment	(501)		(107)		(61)
Net cash used for investing activities	(501)		(107)		(61)
Financing activities:
Proceeds from short term loans	1,151		1,145		259
Repayment from short term loan	(1,139)		(1,242)		(250)
Proceeds from principle shareholder convertible loan	10,599		4,250		2,710
Proceeds from exercise of stock options			36		305
Net cash provided by financing activities	10,611		4,189		3,024
Net increase (decrease) in cash and cash equivalents	1,299		(507)		(219)
Cash and cash equivalents, beginning of year	884	[1]	1,391		1,610
Cash and cash equivalents, end of year	2,183	[2]	884	[1]	1,391
Non cash investing activities:
Purchase of property and equipment			20		5
Non cash financing activities:
Conversion of loans	8,645		5,423		3,038
Cash paid during the year for:
Interest	$ 19		$ 25		$ 30

[1]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
Note 1 - General

RiT Technologies Ltd., an Israeli company, which was incorporated and commenced operations in 1989, pioneered the development of intelligent physical layer solutions, designed to provide superior control, utilization and maintenance of networks. RiT Technologies Ltd's solutions are designed to help customers maximize control and maintenance efficiency and reduce an enterprise's network infrastructure ownership costs.

RiT Technologies Ltd. has a wholly-owned subsidiary in the United States, RiT Technologies Inc. (the "US subsidiary"), which was incorporated in 1993 under the laws of the State of New Jersey. The US subsidiary is primarily engaged in the selling and marketing in the United States of RiT Technologies Ltd's products.

In this document the terms the "Company" or "RiT" refer to RiT Technologies Ltd. together with its wholly-owned subsidiary RiT Technologies Inc.
The Company has significant losses attributable to its operations. The Company has managed its liquidity during this time through a series of cost reduction initiatives, expansion of its sales into new markets and private placement transactions. In May 2012 a new strategic plan was approved by the Company's Board of Directors, that includes realignment of the Company's sales and marketing capabilities and investment in new products development. During 2012 the Company was supported through the line of credit from its main shareholder. Based on the most current sales and spending projections, the Company's estimated liquidity during the remainder of 2013 will also be supported through the line of credit from the main shareholder to meet the Company's operating and loan obligations as they become due through calendar year 2013. The Company's ability to continue as a going concern is substantially dependent on the successful execution of the sales and spending projections and the receiving of loans from the line of credit referred to above.

The Company will also seek to raise additional capital for implementing the new strategic plan. There is no assurance that the Company will be able to raise additional capital.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

The financial statements are presented in accordance with United States generally accepted accounting principles (GAAP).

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

A. Financial Statements in US dollars ("dollars")

Most of the Company's sales are made outside Israel. Most sales outside Israel are denominated in dollars. Most purchases of materials and components, and most marketing costs, are denominated in dollars or are dollar-linked. Therefore, the currency of the primary economic environment in which the operations of the Company are conducted is the dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies have been remeasured as follows:

-	Monetary items - at the current exchange rate at balance sheet date.
-	Non-monetary items - at historical exchange rates.
-	Income and expenditure items - at the current exchange rate as of date of recognition of those items (excluding depreciation and other items deriving from non-monetary items).
All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

B. Estimates and assumptions in the financial statements

The preparation of the financial statements in conformity with United States generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. These are management's best estimates based on experience and historical data. Actual results, however, may vary from these estimates.

C. Principles of consolidation

The consolidated financial statements include those of the RiT Technologies Ltd. and its subsidiaries, all of which are wholly-owned. All intercompany transactions and balances were eliminated in consolidation.

D. Cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

E. Allowance for doubtful accounts

Accounts receivable are recorded at cost, less related allowance for doubtful accounts receivable. Management considers current information and events regarding customers' ability to repay their obligations and judges its accounts receivable to be impaired when it is probable that the Company will not be able to collect all amounts due.

The balance sheet allowance for doubtful accounts for all periods through December 31, 2012 is determined as a specific amount for those accounts, collection of which is not probable.

F. Inventories

Inventories are valued at the lower of cost or market value. Cost of inventory is determined as follows:

Raw materials, work in process and finished products- on the "moving average" basis.

Costs of work in process and finished products include direct materials, labor and overhead incurred. Labor and overhead incurred is calculated on the basis of actual manufacturing costs based on the normal capacity of the production facility.

Inventory write-downs are provided to cover technological obsolescence, excess inventories, discontinued products and market prices lower than cost.

G. Assets held for severance benefits

Assets held for employees' severance benefits represent cash surrender of managers' insurance policies that are recorded at their current redemption value.

H. Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation. Maintenance and repair expenses are charged to operations as incurred.

Depreciation is recorded using the straight-line method based on the estimated useful lives of the assets, and commences once the assets are ready for their intended use.

Annual rates of depreciation are as follows:
%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

I. Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and other transportation costs charged to buyers are recorded in both sales and cost of sales.
Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.
Most of the Company's sales are sold through distributors, OEM partners, as well as through value added resellers, system integrators and installers. These distribution channels are the Company's end users and therefore sales occur when products are sold to these channels.
When the sale arrangement includes customer acceptance provisions, revenue is not recognized before it is demonstrated that the criteria specified in the acceptance provisions have been satisfied.

The Company does not, in the normal course of business, provide a right of return to any of its customers.

J. Research and development costs

Research and development costs are charged to the statement of operations as incurred.

K. Government grants

When the Government of Israel approves a grant for research and development (see Note 5) the grants are recognized as receivables when the related research and development costs are incurred.

The grants are generally reflected as a reduction of research and development expenses. If the royalty payments for such grants are expected to be fully repaid within twelve months then the grant is classified as a loan. Royalty expenses in respect of such grants are classified as part of cost of sales when the related sales are recognized.
L. Allowance for product warranty

It is the Company's policy to grant a warranty for certain products. The balance sheet provision for warranties for all periods through December 31, 2012 is determined based upon the Company's experience regarding the relationship between sales and warranty expenses.

The following are the changes in liability for product warranty:
US$ (thousands)
Balance at January 1, 2011	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-
Balance at December 31, 2011	30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2012	100

M. Stock option plans

At December 31, 2012, the Company has several employee compensation plans, which are described in Note 6. The Company recognizes all employee stock based compensation as a cost in the financial statements at fair value.

The Company's option awards are primarily subject to graded vesting over a service period. In those cases, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.
The fair value of each option grant is estimated on the measurement date using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share is the market value of such shares at the date of issuance.

2. Dividend yield of zero percent for all relevant periods.

3.	Average risk free interest rates are as follows:

Year ended December 31%
2012	0.50
2011	0.80
2010	-

4.
Expected term of 1-4 years for each option granted, (mainly 4). The Company utilizes the simplified method to determine the expected term of options granted. The Company is unable to rely on its historical exercise data due to the significant fluctuation and volatility in its share price and the significant change in senior management over the past few years.

5.	Expected volatility of 106.67% and 127.24% for the years ended December 31, 2012 and 2011, respectively.

The exercise price for options granted to employees generally are not less than the fair value of the Company's ordinary shares at the date of grant.
N. Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to undiscounted future net cash flows expected to be generated by the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment charges were recorded during 2012, 2011 and 2010.

O. Deferred income taxes

Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

P. Income tax uncertainties

The Company accounts for income tax uncertainties based on a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. Interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Q. Net loss per share

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year.

The total number of shares related to the outstanding options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 552,386 stock options for the year ended December 31, 2012 (for the year ended December 31, 2011 - 261,320 stock options ; for the year ended December 31, 2010 - 58,792 stock options).

R. Segments

The Company manages its business on the basis of one reportable segment.

Disclosure about segments of an enterprise and related information requires the disclosure of information about geographical areas. Company sales as reported to management are divided into geographical areas based on the location of customers. This information is provided in Note 8.

S. Treasury Shares

Holdings of the Company's shares by a consolidated subsidiary are presented as treasury stock, and are excluded from the calculation of loss per share.

T.	Fair value measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing deposits, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

U. Comprehensive income

There was no difference between the net loss presented in the consolidated statement of operations and the comprehensive net loss for the years ended December 31, 2012, 2011 and 2010.

Property and Equipment, net	12 Months Ended
Dec. 31, 2012
Property and Equipment, net [Abstract]
Property and Equipment, net
Note 3 - Property and Equipment, net

Property and equipment, net, consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,582	1,326
Manufacturing equipment	591	560
Office furniture and equipment	1,422	1,232
Leasehold improvements	242	232
	3,837	3,350
Less accumulated depreciation
Research and development equipment	1,290	1,249
Manufacturing equipment	535	511
Office furniture and equipment	1,280	1,172
Leasehold improvements	187	179
	3,292	3,111

	545	239

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $190,000, $128,000 and $168,000, respectively.

Liability In Respect of Employees' Severance Benefits	12 Months Ended
Dec. 31, 2012
Liability In Respect of Employees' Severance Benefits [Abstract]
Liability In Respect of Employees' Severance Benefits
Note 4 - Liability In Respect of Employees' Severance Benefits

Under Israeli law and labor agreements, the Company is required to make severance payments to dismissed employees and those leaving the Company in certain other circumstances. The Company's severance pay liability to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected in the balance sheet and classified as Other Payables and Accrued Liabilities if short-term or as a long-term liability according to the information held by the Company. The Company partially funds this liability by the purchase of managers' insurance policies. The current redemption value of such insurance policies is included in the balance sheet as Assets Held for Severance Benefits, or as Other Current Assets, if short term.

According to Section 14 to the Severance Pay Law ("Section 14") the payments of monthly deposits by a company into recognized severance and pension funds or insurance policies, releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14. Commencing from July 2010, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning at that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

Severance pay expense for the years ended December 31, 2012, 2011 and 2010 was $345,000, $346,000 and $362,000, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 5 - Commitments and Contingencies

A. Royalty commitments

The Company is obligated to pay royalties to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") on revenues from certain product sales, where the research and development in respect of these products was undertaken with royalty bearing participations ("grants") from the OCS.

In general, the Company's obligation to pay royalties is as follows:

Projects approved prior to January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amount of grants received.

Projects approved after January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amounts of grants received, plus interest at the LIBOR rate.

Royalties are payable from the commencement of sales of each of these products.

As of December 31, 2012, total commitment payable to the OCS, including interest to date at the above rates, amounted to approximately $0.3 million for the Carrier solution products and approximately $0.4 million for the Company's other products of which approximately $0.1 million is recorded on the balance sheet as a liability due to the Company's requirement to pay the royalty on all sales related to that specific grant.
Royalty expenses to the OCS are classified as part of cost of sales (see Note 8).
B. Lease commitments

1.	Premises occupied by the Company and its US subsidiary are rented under various operating leases.

The lease agreements in Israel for the premises in Tel-Aviv and Rosh Ha'ayin expire in December 2013 and June 2015, respectively. The lease agreement for the premises in New Jersey is month-to-month and can be terminated upon 30 days notice. The lease agreement for the representative office in Beijing, China, expires in December 2013.

Minimum future rental payments due under the above leases (except for New Jersey), at rates in effect on December 31, 2012, are as follows:

Year ending December 31	US$ thousands
2013	472
2014	69
2015	34

575

Part of the lease agreements in Israel is secured by a bank guarantee in the amount of approximately $25,000.

Lease expense was $524,000, $460,000 and $394,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

2.
The Company has several operating leases in respect of motor vehicles. These lease agreements expire on various dates up to 2016. Minimum future lease payments due under the above leases on December 31, 2012, assuming no options are exercised, are as follows:

Year ending December 31	US$ thousands
2013	152
2014	141
2015	125
2016	30

448

Lease expense was $184,000, $233,000 and $244,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C. Other commitments

As of December 31, 2012, bank guarantees in the amount of approximately $16 thousand have been issued, for VAT commitments and customs duty on importation.

D. Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash investments and trade accounts receivable.
Cash and cash equivalents are deposited with major financial institutions in Israel and in the United States.

The Company grants credit to customers without generally requiring collateral or security. The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with certain trade receivables is reduced by The Israeli Credit Insurance Company (ICIC), the large number and geographical dispersion of the Company's customer base.

On significant sales and on sales in areas where there is a risk of collection, the Company secures the payment by a customer bank guarantee (L.C.) as applicable.

See also Note 9 for related party transactions.

E. Concentrations of business risk
Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. Based on the Company's past history and its relationships with its suppliers, the Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.
F. Indemnification agreement

The Company undertakes to enter into an indemnification agreement with each of the Company's present and future serving directors and officers. The indemnification covers certain events and shall be no greater than the amount of coverage available to the Company's applicable liability insurance policy in effect at the time.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6 - Shareholders' Equity

A. Share Capital
1.	As of December 31, 2012, the number of the ordinary shares outstanding is 7,693,792.
2.
On June 11, 2009 the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009.

Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the "Maximum Amount") at an annual interest rate of 2.47%. The Maximum Amount was increased several times via additional addendums signed on February 17, 2010, April 14, 2011 and, December 8, 2011 and currently is $35 million. At any time commencing October 1, 2009 through December 31, 2015, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the said Maximum Amount of $35 million) and at intervals of at least 30 days between each call request.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into our ordinary shares at a conversion price per share equal to the market price of our ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

During 2012 and 2011 the Company had drawn approximately $10.6 million and $4.3 million, respectively principal loan under the Convertible Loan Agreement and STINS COMAN has converted approximately $8.0 million and $5.4 million (principal and interest) into 2,265,857 and 1,222,667 ordinary shares, respectively.

As of April 5, 2013, the Company had drawn cumulatively approximately $20.9 million of principal loan under the Convertible Loan Agreement and STINS COMAN has converted approximately $20.9 million (principal and interest) into 5,812,303 ordinary shares.

3.
On June 26, 2012 the Company purchased its indoor wireless optical network technology from a related party under common control, by exercising its purchase option, in accordance with the terms of a Technology Purchase Agreement, by and between RiT and the related party (the "Purchase Agreement"). The total purchase price for the sale and transfer of the Technology and all rights thereto from the related party to RiT was $583,270 plus revenue sharing equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or for any future sale of products using the Technology.

It was agreed that the Purchase Price ($583,270) be recorded as a loan amount provided by the related party to RiT bearing an interest rate of 2.47% per annum and was to be repaid not later than eighteen (18) months following the closing date. The related party was granted with a right to convert the loan amount or any part thereof (together with interest accrued thereon), into RiT's Shares with a conversion price per share equal to the NASDAQ closing price of RiT's shares on the day RiT receives a written notice from the related party notifying its election of conversion.

The Company recorded the transfer of the Technology at historical cost (net book value at the time of transfer). Any difference between the convertible loan amount of $583,270 assumed and the historical cost of the net assets acquired was accounted for as an equity transaction. The historical cost (net book value at the time of transfer and sale) of the Technology at the time of the transfer of the technology on the related party books was deemed zero.

In September 2012, the related party converted the loan amount and interest accrued thereon into 218,813 ordinary shares pursuant to a Securities Purchase Agreement, dated as of September 10, 2012, reflecting a conversion price of $2.67 per share.

B. Share options

1.	RiT Technologies Ltd. 2003 Option Plan

In July 2003, the Board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors (or the Share Incentive Committee appointed by the Board to administer the 2003 Share Option Plan). The purpose of the 2003 Plan is to provide incentives to employees, directors, consultants and contractors, or any subsidiary thereof. The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the Board of Directors, as specified in the grant letter issued by us to the grantee. The contractual life of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal annual installments.

As of December 31, 2012, the number of options granted under the 2003 Plan is 953,728 options and the number of options outstanding under the 2003 Plan is 543,981 options. As of December 31, 2012, 47,554 options are available for future grant (following an increase of 300,000 options to the options- reserve under the 2003 Option plan, approved by the Company's Board of Directors in July 2011).

2. RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options, contractual live of options granted under the plan is six years.
As of December 31, 2012, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 8,405 options. The RiT Inc. Plan expired during May 2009.

3.	Stock Options granted under the Share Option Plans are as follows:
		Weighted Average	Weighted average grant date
	Number of
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2010	190,366

Granted	-	-	-
Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386
At December 31, 2012, total compensation cost related to option awards not yet recognized amount to $823,000 and will be recognized in the statements of operations during fiscal years 2013 - 2015.

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2012	life	price	2012	price
prices in US$		In years	US$		US$
3.00-3.80	221,646	5.20	3.63	45,000	3.36
4.00-5.44	169,486	4.72	4.09	47,163	4.15
7.50-9.84	126,814	1.30	7.60	126,814	7.60
10.24-22.56	34,440	2.11	14.36	34,440	14.36

	552,386			253,417

At December 31, 2012, options with an average exercise price of $7.12 were exercisable for 253,417 shares (at December 31, 2011, options with an average exercise price of $8.24 were exercisable for 202,204 shares).

Weighted average exercise prices for the options outstanding at December 31, 2012 and 2011 were $5.35 and $7.30, respectively.

Weighted average remaining contractual life of outstanding options at December 31, 2012 and 2011 was 3.96 and 2.49 years.

The total intrinsic value of options exercised during the year ended December 31, 2011 was $106,000.

The Black-Scholes assumptions used in valuing the options are presented in Note 2.

4. Options to non-employees

The Company granted a total of 37,113 options during the years 2003-2012. Such options granted to non-employees were granted as part of The 2003 Plan.

C. Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends. To date the Company has never declared or paid any cash dividends on our ordinary shares. We currently intend to retain any future earnings to finance operations and to expand our business and, therefore, do not expect to pay any cash dividends in the foreseeable future

Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income [Abstract]
Taxes on Income
Note 7 - Taxes on Income

A.	Israel tax reform
On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax rate imposed on companies will be 25% beginning in 2012.

B.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (hereafter - the "Law")

Rates
Pursuant to the above Law, the Company was entitled to tax benefits relating to investments in "Approved Enterprises" in accordance with letters of approval received.
The period of benefits with respect to the Company's production facilities terminated in 2011. Due to tax losses the Company did not utilize the benefits granted to "Approved Enterprises".
C.	Measurement of results for tax purposes under the Income Tax Inflationary Adjustments Law ("the Inflationary Adjustments Law")

Under the Inflationary Adjustments Law, until December 31, 2007 the Company's results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index.

On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) - 2008 ("the 2008 Amendment") was passed by the Israeli Parliament. According to the 2008 Amendment, the Inflationary Adjustments Law will no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

Further, according to the 2008 Amendment, commencing with the 2008 tax year, the adjustment of income for the effects of inflation for tax purposes will no longer be calculated. Additionally, depreciation on fixed assets and tax loss carry forward will no longer be linked to future changes in the CPI, such that these amounts will continue to be linked only to the CPI as of the end of the 2007 tax year and will not be linked to CPI changes after this date.

D. Tax benefits under the Law for Encouragement of Industry (Taxation), 1969

The Company believes that it currently qualifies as an "Industrial Company" under the above law.
As such it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering, and to amortize know-how acquired from a third party over eight years for tax purposes. The Company utilizes certain such provisions in its tax filings.

Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years, with respect to property and equipment under the Law for Encouragement of Industry (Taxation), 1969. The Company has not utilized this benefit to date.

E. Tax assessment and tax loss carry forwards

The Company has not received final tax assessments since its incorporation. In accordance with the provisions of the Income Tax Ordinance, tax returns submitted up to and including the 2008 tax year can be regarded as final. The Company's Israeli tax loss carry forward are denominated in NIS and approximates $51.3 million as of December 31, 2012, and can be carried forward indefinitely against future taxable business income.

The U.S. subsidiary is taxed under the U.S. Federal and State income tax rules. As of December 31, 2012, the U.S. subsidiary has Federal tax loss carry forwards of approximately $5,974 thousand, which will expire between 2017 and 2032. Following the change in control which occurred in the parent company in June 2008, the U.S. subsidiary might be exposed to an ownership change as defined in the Internal Revenue Code Section 382. An ownership change occurs when the ownership percentage of 5% or greater stockholders changes by more than 50% over a three-year period. As a result, the utilization of approximately $1.5 million of the tax loss carry forwards in the U.S. subsidiary might be severely limited.

F. Deferred tax assets and liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	136	66
Severance pay	64	45
Vacation pay	69	58
Research and development	806	71
Tax loss carry forwards	14,401	12,649
Total gross deferred tax assets	15,476	12,889

Valuation allowance	(15,476)	(12,889)

Net deferred tax assets	-	-
The net change in valuation allowance for the year ended December 31, 2012 was an increase of $2,587 thousand (increase of $2,982 thousand in 2011).

Deferred tax assets for future benefits are included where their realization is more likely than not.
Because of history of taxable losses, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets. As such, the Company has recorded a full valuation allowance in regard of all its tax loss carry forwards as well as for other deductible temporary differences at December 31, 2012 and 2011.

G.	Loss before income tax expense and reconciliation of the theoretical income tax expense and the actual income tax expense

The components of loss before income tax expense are as follows:

	Year ended December 31
	2012	2011	2010
Israel	(10,583)	(3,587)	(2,923)
United States	(524)	(270)	(563)

Loss before income tax expense	(11,107)	(3,857)	(3,486)
A reconciliation of the theoretical income tax expense, assuming all loss is taxed at the Israeli statutory income tax rate of 25% for the year ended December 31, 2012, 24% for the year ended December 31, 2011 and 25% for the year ended December 31, 2010, and the actual income tax expense, is as follows:

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(11,107)	(3,857)	(3,486)

Theoretical income tax benefit at Israeli
statutory tax rates	(2,777)	(926)	(873)
Non-deductible expense	15	14	11
Stock compensation expense	75	120	3
Change in valuation allowance	2,587	2,982	1,321
Adjustments arising from differences on the tax rate	(19)	(43)	(84)
Tax rate change	-	(3,141)	-
Financial reporting purposes and other	119	994	(378)

Income tax expense for the reported year	-	-	-
H. Accounting for uncertainty in income taxes

The total amount of gross unrecognized tax benefits was $0.6 million. There was no change in the unrecognized tax benefits during the years ended December 31, 2012 and 2011. The entire balance of the unrecognized tax benefits, if recognized, would not affect the effective tax rate as this amount would be offset by compensating adjustments in the Company's deferred tax assets that would be subject to a valuation allowance based on the conditions existing at the Company's reporting date.

The Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next year.

The Company and its subsidiaries account for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of the ended years December 31, 2012, 2011, and 2010, no interest and penalties related to unrecognized tax benefits had been accrued.

The Company and its subsidiaries file income tax returns in Israel and in the U.S. The Israeli tax returns of the Company and its Israeli subsidiary are open to examination by the Israeli Tax Authorities for the tax years beginning in 2009.

Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 8 - Supplementary Financial Statements Information

A. Balance Sheets

1. Cash and cash equivalents
Comprised of:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cash and deposits *	2,183	884

*
As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $41 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

The deposits are in thousands.

2. Trade receivables, net
Trade receivables, net, consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Trade receivables	2,542	4,184
Less allowance for doubtful accounts (*)	(544)	(263)

	1,998	3,921

* The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2010	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
3. Other current assets

Other current assets consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	140	185
Prepaid expenses	80	132
Accrued income from related parties	-	204
Assets held for severance benefits	241	-
Other	-	46

	461	567

4.	Inventories

Inventories consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,628	1,568
Work in process	297	396
Finished products	1,434	1,815

	3,359	3,779
5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Employees and employee institutions	769	630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276	-
Other	114	2

	1,628	1,144

6.	Short term loan

On December 31, 2010 the company entered into a factoring agreement with CLAL Factoring. The Company pays a factoring fee of 0.6% and interest of prime plus 2.15% on all factored receivables. The balance as of December 31, 2012 and 2011 is $174,000 and $162,000, respectively. The proceeds received are presented within short term loans.

7. Fair value measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2012 and 2011 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables, other current assets, other payables, short term loan. The carrying amounts approximate fair value because of the short maturity of these instruments.
B. Statements of operations

1. Sales (1)

(a) Classification of sales by geographical destination:

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
United States	91	1,360	546
Europe	3,194	5,660	4,699
Israel	2,118	2,137	1,966
South and Latin America	1,184	400	599
Asia Pacific	1,677	3,654	3,395
Rest of the world	172	509	195

	8,436	13,720	11,400

(1) Sales are attributed to geographical areas based on location of customers.
The Company's property and equipment is primarily located in Israel.

(b) Sales by major product lines:
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	8,430	13,160	10,833
Carrier Solution	6	560	567

	8,436	13,720	11,400

(c)	Principal customers:

During the fiscal year ended December 31, 2012 there were four customers that represented 14%, 12%, 10% and 10% of total sales. During fiscal years 2011and 2010 there were no sales to customers exceeding 10% of total sales.
2. Cost of sales

Cost of sales consists of the following:
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	723	868	715
Materials purchased	3,233	4,507	3,795
Subcontracted work	2,218	1,974	1,330
Royalties to the OCS	-	6	16
Write-down of inventories	818	49	87
Other production costs	471	378	564

	7,463	7,782	6,507
Increase in inventories	(398)	(293)	(188)

	7,065	7,489	6,319

In December 2012 the Company declared end-of-life of Carrier products and as a result the Company recorded an inventory write-off totaling approximately $701,000.
3.	Financing expense, net

Financing expense, net, consists of the following:

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(50)	(26)	(30)
Interest on long-term principle shareholder loan	(73)	(54)	(42)
Exchange translation income (expenses), net	71	(24)	(2)
	(52)	(104)	(74)
Income:
Interest from banks and others	4	2	3

Financing expense, net	(48)	(102)	(71)

Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions
Note 9 - Related Parties Balances and Transactions

The Company is party to many related party agreements and transactions. These agreements and transactions have all been approved by the appropriate bodies in accordance with the Israeli Companies Law - 1999 (as amended) and regulations promulgated thereunder based on the belief that the terms are beneficial to the Company and no less favorable to the Company than terms which might be available to the Company from unaffiliated third parties.

All transactions with related parties were at terms comparable to those applied to transactions with other customers or suppliers and other than the purchase of our indoor wireless optical network technology, were in the ordinary course of business and are mainly sales of the Company's products and purchases from related parties (See Note 5).

See Note 6 regarding our purchased indoor wireless optical network technology from a related party under common control and the issuance of shares to a controlling shareholder and to a related party.

A. Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2012	2011
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	177	74
Accrued income from related parties	-	204
Principal shareholder convertible loan	3,000	400
B. Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	329	383	595

Costs and expenses:
Financing expense	73	54	42

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events
On March 14, 2013, the Company's Board of Directors approved an additional conversion of approximately $4.5 million loan amount into 1,021,166 of the Company's ordinary shares to STINS COMAN pursuant to the terms of the Convertible Loan Agreement, reflecting an average conversion price of $4.44 per share. The issuance of such shares was completed as of March 29, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Financial Statements in US dollars ("dollars")
A. Financial Statements in US dollars ("dollars")

Most of the Company's sales are made outside Israel. Most sales outside Israel are denominated in dollars. Most purchases of materials and components, and most marketing costs, are denominated in dollars or are dollar-linked. Therefore, the currency of the primary economic environment in which the operations of the Company are conducted is the dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies have been remeasured as follows:

-	Monetary items - at the current exchange rate at balance sheet date.
-	Non-monetary items - at historical exchange rates.
-	Income and expenditure items - at the current exchange rate as of date of recognition of those items (excluding depreciation and other items deriving from non-monetary items).
All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

Estimates and assumptions in the financial statements
B. Estimates and assumptions in the financial statements

The preparation of the financial statements in conformity with United States generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. These are management's best estimates based on experience and historical data. Actual results, however, may vary from these estimates.

Principles of consolidation
C. Principles of consolidation

The consolidated financial statements include those of the RiT Technologies Ltd. and its subsidiaries, all of which are wholly-owned. All intercompany transactions and balances were eliminated in consolidation.

Cash equivalents	D. Cash equivalents The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.
Allowance for doubtful accounts
E. Allowance for doubtful accounts

Accounts receivable are recorded at cost, less related allowance for doubtful accounts receivable. Management considers current information and events regarding customers' ability to repay their obligations and judges its accounts receivable to be impaired when it is probable that the Company will not be able to collect all amounts due.

The balance sheet allowance for doubtful accounts for all periods through December 31, 2012 is determined as a specific amount for those accounts, collection of which is not probable.

Inventories
F. Inventories

Inventories are valued at the lower of cost or market value. Cost of inventory is determined as follows:

Raw materials, work in process and finished products- on the "moving average" basis.

Costs of work in process and finished products include direct materials, labor and overhead incurred. Labor and overhead incurred is calculated on the basis of actual manufacturing costs based on the normal capacity of the production facility.

Inventory write-downs are provided to cover technological obsolescence, excess inventories, discontinued products and market prices lower than cost.

Assets held for severance benefits	G. Assets held for severance benefits Assets held for employees' severance benefits represent cash surrender of managers' insurance policies that are recorded at their current redemption value.
Property and equipment, net
H. Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation. Maintenance and repair expenses are charged to operations as incurred.

Depreciation is recorded using the straight-line method based on the estimated useful lives of the assets, and commences once the assets are ready for their intended use.

Annual rates of depreciation are as follows:
%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

Revenue recognition
I. Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and other transportation costs charged to buyers are recorded in both sales and cost of sales.
Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.
Most of the Company's sales are sold through distributors, OEM partners, as well as through value added resellers, system integrators and installers. These distribution channels are the Company's end users and therefore sales occur when products are sold to these channels.
When the sale arrangement includes customer acceptance provisions, revenue is not recognized before it is demonstrated that the criteria specified in the acceptance provisions have been satisfied.

The Company does not, in the normal course of business, provide a right of return to any of its customers.

Research and development costs	J. Research and development costs Research and development costs are charged to the statement of operations as incurred.
Government grants
K. Government grants

When the Government of Israel approves a grant for research and development (see Note 5) the grants are recognized as receivables when the related research and development costs are incurred.

The grants are generally reflected as a reduction of research and development expenses. If the royalty payments for such grants are expected to be fully repaid within twelve months then the grant is classified as a loan. Royalty expenses in respect of such grants are classified as part of cost of sales when the related sales are recognized.

Allowance for product warranty
L. Allowance for product warranty

It is the Company's policy to grant a warranty for certain products. The balance sheet provision for warranties for all periods through December 31, 2012 is determined based upon the Company's experience regarding the relationship between sales and warranty expenses.

The following are the changes in liability for product warranty:
US$ (thousands)
Balance at January 1, 2011	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-
Balance at December 31, 2011	30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2012	100

Stock option plans
M. Stock option plans

At December 31, 2012, the Company has several employee compensation plans, which are described in Note 6. The Company recognizes all employee stock based compensation as a cost in the financial statements at fair value.

The Company's option awards are primarily subject to graded vesting over a service period. In those cases, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.
The fair value of each option grant is estimated on the measurement date using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share is the market value of such shares at the date of issuance.

2. Dividend yield of zero percent for all relevant periods.

3.	Average risk free interest rates are as follows:

Year ended December 31%
2012	0.50
2011	0.80
2010	-

4.
Expected term of 1-4 years for each option granted, (mainly 4). The Company utilizes the simplified method to determine the expected term of options granted. The Company is unable to rely on its historical exercise data due to the significant fluctuation and volatility in its share price and the significant change in senior management over the past few years.

5.	Expected volatility of 106.67% and 127.24% for the years ended December 31, 2012 and 2011, respectively.

The exercise price for options granted to employees generally are not less than the fair value of the Company's ordinary shares at the date of grant.

Impairment of Long-Lived Assets
N. Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to undiscounted future net cash flows expected to be generated by the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment charges were recorded during 2012, 2011 and 2010.

Deferred income taxes
O. Deferred income taxes

Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

Income tax uncertainties
P. Income tax uncertainties

The Company accounts for income tax uncertainties based on a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. Interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Net loss per share
Q. Net loss per share

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year.

The total number of shares related to the outstanding options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 552,386 stock options for the year ended December 31, 2012 (for the year ended December 31, 2011 - 261,320 stock options ; for the year ended December 31, 2010 - 58,792 stock options).

Segments
R. Segments

The Company manages its business on the basis of one reportable segment.

Disclosure about segments of an enterprise and related information requires the disclosure of information about geographical areas. Company sales as reported to management are divided into geographical areas based on the location of customers. This information is provided in Note 8.

Treasury shares	S. Treasury Shares Holdings of the Company's shares by a consolidated subsidiary are presented as treasury stock, and are excluded from the calculation of loss per share.
Fair value measurements
T.	Fair value measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing deposits, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Comprehensive income
U. Comprehensive income

There was no difference between the net loss presented in the consolidated statement of operations and the comprehensive net loss for the years ended December 31, 2010, 2011 and 2012.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates
%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

Summary of Changes in Product Warranty Liability
US$ (thousands)
Balance at January 1, 2011	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-
Balance at December 31, 2011	30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2012	100

Summary of Risk Free Interest Rates
Year ended December 31%
2012	0.50
2011	0.80
2010	-

Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, net [Abstract]
Schedule of Property and Equipment
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,582	1,326
Manufacturing equipment	591	560
Office furniture and equipment	1,422	1,232
Leasehold improvements	242	232
	3,837	3,350
Less accumulated depreciation
Research and development equipment	1,290	1,249
Manufacturing equipment	535	511
Office furniture and equipment	1,280	1,172
Leasehold improvements	187	179
	3,292	3,111

	545	239

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Corporate Premises [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31	US$ thousands
2013	472
2014	69
2015	34

575

Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases

Year ending December 31	US$ thousands
2013	152
2014	141
2015	125
2016	30

448

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of Option Activity
		Weighted Average	Weighted average grant date
	Number of
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2010	190,366

Granted	-	-	-
Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386

Summary of Options Outstanding

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2012	life	price	2012	price
prices in US$		In years	US$		US$
3.00-3.80	221,646	5.20	3.63	45,000	3.36
4.00-5.44	169,486	4.72	4.09	47,163	4.15
7.50-9.84	126,814	1.30	7.60	126,814	7.60
10.24-22.56	34,440	2.11	14.36	34,440	14.36

	552,386			253,417

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes on Income [Abstract]
Summary of Deferred Tax Assets and Liabilities
	December 31
	2012	2011
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	136	66
Severance pay	64	45
Vacation pay	69	58
Research and development	806	71
Tax loss carry forwards	14,401	12,649
Total gross deferred tax assets	15,476	12,889

Valuation allowance	(15,476)	(12,889)

Net deferred tax assets	-	-

Schedule of Loss before Income Taxes
	Year ended December 31
	2012	2011	2010
Israel	(10,583)	(3,587)	(2,923)
United States	(524)	(270)	(563)

Loss before income tax expense	(11,107)	(3,857)	(3,486)

Reconciliation of Income Taxes

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(11,107)	(3,857)	(3,486)

Theoretical income tax benefit at Israeli
statutory tax rates	(2,777)	(926)	(873)
Non-deductible expense	15	14	11
Stock compensation expense	75	120	3
Change in valuation allowance	2,587	2,982	1,321
Adjustments arising from differences on the tax rate	(19)	(43)	(84)
Tax rate change	-	(3,141)	-
Financial reporting purposes and other	119	994	(378)

Income tax expense for the reported year	-	-	-

Supplementary Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cash and deposits *	2,183	884

*
As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $41 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
	December 31
	2012	2011
	US$ thousands	US$ thousands
Trade receivables	2,542	4,184
Less allowance for doubtful accounts (*)	(544)	(263)

	1,998	3,921

* The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2010	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544

Schedule of Other Current Assets
	December 31
	2012	2011
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	140	185
Prepaid expenses	80	132
Accrued income from related parties	-	204
Assets held for severance benefits	241	-
Other	-	46

	461	567

Schedule of Inventories
	December 31
	2012	2011
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,628	1,568
Work in process	297	396
Finished products	1,434	1,815

	3,359	3,779

Schedule of Other Payables and Accrued Liabilities
	December 31
	2012	2011
	US$ thousands	US$ thousands
Employees and employee institutions	769	630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276	-
Other	114	2

	1,628	1,144

Schedule of Sales by Geographic Destination

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
United States	91	1,360	546
Europe	3,194	5,660	4,699
Israel	2,118	2,137	1,966
South and Latin America	1,184	400	599
Asia Pacific	1,677	3,654	3,395
Rest of the world	172	509	195

	8,436	13,720	11,400

(1) Sales are attributed to geographical areas based on location of customers.
The Company's property and equipment is primarily located in Israel.

Schedule of Sales by Major Product Lines
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	8,430	13,160	10,833
Carrier Solution	6	560	567

	8,436	13,720	11,400

Schedule of Components in Cost of Sales
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	723	868	715
Materials purchased	3,233	4,507	3,795
Subcontracted work	2,218	1,974	1,330
Royalties to the OCS	-	6	16
Write-down of inventories	818	49	87
Other production costs	471	378	564

	7,463	7,782	6,507
Increase in inventories	(398)	(293)	(188)

	7,065	7,489	6,319

Schedule of Financing Income, Net

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(50)	(26)	(30)
Interest on long-term principle shareholder loan	(73)	(54)	(42)
Exchange translation income (expenses), net	71	(24)	(2)
	(52)	(104)	(74)
Income:
Interest from banks and others	4	2	3

Financing expense, net	(48)	(102)	(71)

Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A. Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2012	2011
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	177	74
Accrued income from related parties	-	204
Principal shareholder convertible loan	3,000	400
B. Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	329	383	595

Costs and expenses:
Financing expense	73	54	42

Summary of Significant Accounting Policies (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	25.00%
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	[1]

[1]	Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

Summary of Significant Accounting Policies (Summary of Changes in Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Balance	$ 30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)
Balance	$ 100	$ 30

Summary of Significant Accounting Policies (Summary of Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	0.50%	0.80%
Expected volatility	106.67%	127.24%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 year	1 year	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years	4 years	4 years

Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Shares excluded from the calculation of diluted net loss per share	552,386	261,320	58,792

Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,837	$ 3,350
Less accumulated depreciation	(3,292)	(3,111)
Property and equipment, net	545	239
Depreciation expense	190,000	128,000	168,000
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,582	1,326
Less accumulated depreciation	(1,290)	(1,249)
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	591	560
Less accumulated depreciation	(535)	(511)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,422	1,232
Less accumulated depreciation	(1,280)	(1,172)
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	242	232
Less accumulated depreciation	$ (187)	$ (179)

Liability In Respect of Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect of Employees' Severance Benefits [Abstract]
Severance expense	$ 345	$ 346	$ 362

Commitments and Contingencies (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	3.50%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	100.00%
Royalties payable, interest rate reference basis	LIBOR
Carrier Solution [Member]
Commitments And Contingencies [Line Items]
Accrued royalty commitment	300
Other Product Line [Member]
Commitments And Contingencies [Line Items]
Accrued royalty commitment	100
Projects prior to January 1999 [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	3.50%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	100.00%

Commitments and Contingencies (Lease and Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Value Added Tax And Customs Commitments [Member]
Future minimum payments, operating leases:
Bank guarantee	$ 16
Corporate Premises [Member]
Operating Leased Assets [Line Items]
Operating lease agreements, termination notice for New Jersey premises	30 days
Future minimum payments, operating leases:
Year ending December 31, 2013	472
Year ending December 31, 2014	69
Year ending December 31, 2015	34
Operating leases, future minimum payments due	575
Bank guarantee	25,000
Lease expense	524	460	394
Motor Vehicles [Member]
Future minimum payments, operating leases:
Year ending December 31, 2013	152
Year ending December 31, 2014	141
Year ending December 31, 2015	125
Year ending December 31, 2016	30
Operating leases, future minimum payments due	448
Lease expense	$ 184	$ 233	$ 244

Shareholders' Equity (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 STINS COMAN [Member] USD ($)	Dec. 31, 2011 STINS COMAN [Member] USD ($)	Apr. 05, 2013 STINS COMAN [Member] USD ($)	Jun. 30, 2009 STINS COMAN [Member] USD ($)	Sep. 30, 2012 Technology Purchase Agreement [Member] USD ($)	Jun. 26, 2012 Technology Purchase Agreement [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, shares outstanding	7,695,917	5,211,247
Share capital, par value per share	0.8	0.8
Debt agreement, borrowing capacity			$ 35,000			$ 10,000
Debt instrument, annual interest rate			2.47%					2.47%
Debt instrument, debt agreement, incremental borrowing limit			5,000
Debt conversion, conversion premuim, percentage			10.00%
Debt instrument, borrowings during the period			10,600	4,300	20,900
Debt conversion, original debt amount			8,000	5,400	20,900
Debt conversion, price per share							$ 2.67
Debt conversion, shares issued			2,265,857	1,222,667	5,812,303		218,813
Total purchase price								583,270
Revenue sharing, percent of proceeds from sale or use of technology								3.00%
Debt instrument, face amount								$ 583,270

Shareholders' Equity (Share Options, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	114 Months Ended	164 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2011 2003 Option Plan	Dec. 31, 2012 2003 Option Plan	Dec. 31, 2012 RiT Inc. Plan [Member]	Dec. 31, 2012 Non-employee Options [Member] 2003 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	338,038	217,850				953,728	27,242	37,113
Share options outstanding	552,386	261,320	58,792	190,366		543,981	8,405
Share options available for grant						47,554
Increase in share options authorized for grant					300,000
Unrecognized compensation cost related to share options	$ 823
Options exercisable, average exercise price	$ 7.12	$ 8.24
Options exercisable	253,417	202,204
Options outstanding, weighted average exercise price	$ 5.35	$ 7.3
Options outstanding, weighted average remaining contractual life	3 years 11 months 16 days	2 years 5 months 27 days
Options exercised, total intrinsic value		$ 106

Shareholders' Equity (Schedule of Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options unexercised, as of	261,320	58,792	190,366
Granted	338,038	217,850
Exercised		(12,916)	(66,498)
Expired	(6,240)	(1,376)	(42,098)
Forfeited	(40,732)	(1,030)	(22,978)
Options unexercised, as of	552,386	261,320	58,792
Weighted average exercise price
Granted	$ 3.77	$ 5.85
Exercised		$ 2.82	$ 4.58
Expired	$ 10.2	$ 13.99	$ 11.47
Forfeited	$ 4.01	$ 9.48	$ 3.67
Weighted Average Grant Date Fair Value
Granted	$ 3.69	$ 3.18
Exercised		$ 4.33	$ 2.57
Expired	$ 11.46	$ 3.3	$ 2.85
Forfeited	$ 15.77	$ 3.26	$ 2.78

Shareholders' Equity (Summary of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
3.00-3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 3
Rates of exercise prices in US$, upper limit	$ 3.8
Options outstanding
Number of shares unexercised as of December 31, 2012	221,646
Options outstanding, weighted average remaining contractual life	5 years 2 months 12 days
Average exercise price	$ 3.63
Options exercisable
Number of exercisable shares as of December 31, 2012	45,000
Average exercise price	$ 3.36
4.00-5.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 4
Rates of exercise prices in US$, upper limit	$ 5.44
Options outstanding
Number of shares unexercised as of December 31, 2012	169,486
Options outstanding, weighted average remaining contractual life	4 years 8 months 19 days
Average exercise price	$ 4.09
Options exercisable
Number of exercisable shares as of December 31, 2012	47,163
Average exercise price	$ 4.15
7.50-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 7.5
Rates of exercise prices in US$, upper limit	$ 9.84
Options outstanding
Number of shares unexercised as of December 31, 2012	126,814
Options outstanding, weighted average remaining contractual life	1 year 3 months 18 days
Average exercise price	$ 7.6
Options exercisable
Number of exercisable shares as of December 31, 2012	126,814
Average exercise price	$ 7.6
10.24-22.56[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 10.24
Rates of exercise prices in US$, upper limit	$ 22.56
Options outstanding
Number of shares unexercised as of December 31, 2012	34,440
Options outstanding, weighted average remaining contractual life	2 years 1 month 10 days
Average exercise price	$ 14.36
Options exercisable
Number of exercisable shares as of December 31, 2012	34,440
Average exercise price	$ 14.36

Taxes on Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ISRAEL USD ($)	Dec. 31, 2012 ISRAEL ILS	Dec. 31, 2011 UNITED STATES	Dec. 31, 2012 UNITED STATES USD ($)
Income Taxes [Line Items]
Corporate income tax rate	25.00%
Net operating loss carry forwards				51,300		$ 5,974
Range of years for expiration of operating loss carry forwards					expire between 2017 and 2032
Change in valuation allowance	2,587	2,982
Gross unrecognized tax benefits	600
Operating loss carryforwards potentially limited by ownership change			$ 1,500

Taxes on Income (Summary of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$ 136	$ 66
Severance pay	64	45
Vacation pay	69	58
Research and development	806	71
Tax loss carry forwards	14,401	12,649
Total gross deferred tax assets	15,476	12,889
Valuation allowance	(15,476)	(12,889)
Net deferred tax assets

Taxes on Income (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Abstract]
Israel	$ (10,583)	$ (3,587)	$ (2,923)
United States	(524)	(270)	(563)
Loss before income tax expense	$ (11,107)	$ (3,857)	$ (3,486)

Taxes on Income (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Abstract]
Loss before income tax expense	$ (11,107)	$ (3,857)	$ (3,486)
Theoretical income tax benefit at Israeli statutory tax rates	(2,777)	(926)	(873)
Non-deductible expense	15	14	11
Stock compensation expense	75	120	3
Change in valuation allowance	2,587	2,982	1,321
Adjustments arising from differences on the tax rate	(19)	(43)	(84)
Tax rate change		(3,141)
Financial reporting purposes and other	(119)	994	(378)
Income tax expense for the reported year

Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Supplementary Financial Statements Information [Abstract]
Cash and deposits			$ 2,183	[1]	$ 884	[2]	$ 1,391	$ 1,610
Cash on deposit in NIS, bearing interest	51	63
Interest rate on deposits held in banks	1.00%	2.30%
Deposits held in banks used as collateral for bank guarantees	41	49

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.

Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 2,542		$ 4,184
Less allowance for doubtful accounts	(544)	[1]	(263)	[1]	(66)
Trade receivables, net	1,998	[2]	3,921	[2]
Changes in the allowance for doubtful accounts
Beginning balance	263	[1]	66		29
Additions	281		197		53
Deductions					16
Ending balance	$ 544	[1]	$ 263	[1]	$ 66

[1]	The following are the changes in the allowance for doubtful accounts:Changes in the allowance for doubtful accountsUS$ thousandsBalance as of January 1, 201029 Additions 53 Deductions(16)Balance as of December 31, 201066 Additions 197 Deductions-Balance as of December 31, 2011263Additions 281Deductions-Balance as of December 31, 2012544
[2]	Includes balances in the amounts of $177 thousand and $74 thousand with related parties as of December 31, 2012 and 2011, respectively (see also Note 9).

Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables from the government of Israel:
Value added tax authorities	$ 140	$ 185
Prepaid expenses	80	132
Accrued income from related parties		204
Assets held for severance benefits	241
Other		46
Other current assets	$ 461	$ 567

Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 1,628	$ 1,568
Work in process	297	396
Finished products	1,434	1,815
Inventories	$ 3,359	$ 3,779

Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 769	$ 630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276
Other	114	2
Other payables and accrued liabilities	$ 1,628	$ 1,144

Supplementary Financial Statements Information (Short Term Loan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short term loan	$ 174	$ 162
Factoring Agreement [Member]
Short-term Debt [Line Items]
Factoring fee, percent of factored receivables	0.60%
Debt instrument, variable interest reference rate	prime
Debt instrument, spread over variable rate	2.15%
Short term loan	$ 173	$ 162

Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,436	$ 13,720	$ 11,400
Customer One [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	14.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	12.00%
Customer Three [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%
Customer Four [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%
Enterprise Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	8,430	13,160	10,833
Carrier Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6	560	567
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	91	1,360	546
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,194	5,660	4,699
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,118	2,137	1,966
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,184	400	599
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,677	3,654	3,395
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 172	$ 509	$ 195

Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 723	$ 868	$ 715
Materials purchased	3,233	4,507	3,795
Subcontracted work	2,218	1,974	1,330
Royalties to the OCS		6	16
Write-down of inventories	818	49	87
Other production costs	471	378	564
Cost of sales, gross	7,463	7,782	6,507
Increase in inventories	(398)	(293)	(188)
Cost of sales	7,065	7,489	6,319
Inventory write-off due to Carrier products	$ (701)

Supplementary Financial Statements Information (Financing Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Interest on short-term credits and bank charges	$ (50)	$ (26)	$ (30)
Interest on long-term principle shareholder loan	(73)	(54)	(42)
Exchange translation income (expenses), net	71	(24)	(2)
Financing expenses	(52)	(104)	(74)
Income:
Interest from banks and others	4	2	3
Financing expense, net	$ (48)	$ (102)	$ (71)

Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal/controlling:
Accounts receivable trade	$ 177	$ 74
Accrued income from related parties		204
Principal shareholder convertible loan	$ 3,000	$ 400

Related Parties Balances and Transactions (Income (Expenses) from Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Sales	$ 329	$ 383	$ 595
Costs and expenses:
Financing expense	$ 73	$ 54	$ 42

Subsequent Events (Details) (STINS COMAN [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		22 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 05, 2013	Mar. 14, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, original debt amount	$ 8,000	$ 5,400	$ 20,900	$ 4,500
Debt conversion, shares issued	2,265,857	1,222,667	5,812,303	1,021,166
Debt conversion, price per share				$ 4.44